OTHER INFORMATION - Components of Accumulated Other Comprehensive Loss, Net of Tax (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive loss	$ (1,858,294)	$ (947,312)	$ (578,637)	$ (162,594)
Cumulative currency translation adjustments and other
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive loss	(341,267)	(387,821)
Cumulative unrealized gain on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive loss	1,173	1,588
Total accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive loss	$ (340,094)	$ (386,233)	$ (451,968)	$ (341,166)